Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Non-Financial Assets [Abstract]
Non-Financial Assets

Non-financial assets as of December 31, 2017 and 2018 are as follows:

	2017			2018
	Current		Non-current	Current	Non-current
	In millions of won
Advance payment	￦	109,743	43,872	156,073	160,628
Prepaid expenses		251,715	90,118	290,944	90,449
Others(*1)		392,534	112,828	431,871	76,075

	￦	753,992	246,818	878,888	327,152

(*1)	Details of others as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Tax refund receivables	￦	89,762	1,940	82,348	1,276
Greenhouse gas emissions rights		135,211	—	93,749	—
Other quick assets(*2)		167,561	110,888	255,774	74,799

	￦	392,534	112,828	431,871	76,075

(*2)

The Company has recognized ￦92,128 million of its rights in connection with the securities of Orano Expansion as non-current non-financial assets as of December 31, 2017 and 2018. The Company recognized an impairment loss of ￦87,023 million as it was determined that there is objective evidence of impairment related to its equity interest in and loans to Orano Expansion for the year ended December 31, 2018.